UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

STW FIXED INCOME MANAGEMENT LLC

The Advisors' Inner Circle Fund II

# SEMI-ANNUAL REPORT

January 31, 2012

**STW Long Duration Investment-Grade Bond Fund**

**STW Broad Tax-Aware Value Bond Fund**

**Investment Adviser:**
STW Fixed Income Management LLC

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms NQ are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-789-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

Shareholder Letter

Dear Shareholders:

We appreciate your participation, along with me, in the STW Funds. We intend to continue to invest with the same disciplined approach that we have applied since the firm’s inception. STW is a value-driven manager. Our process includes selection of sectors or securities independent of the qualitative content of the benchmark. We firmly believe the prices of investment-grade bonds are set primarily by supply and demand/fear and greed. We are pleased to provide you this update.

Governments, Credits and Municipals – Brief Market Commentary

We believe investment-grade credits are attractive relative to Treasuries and that the fundamentals don’t justify their current valuation. In this regard, we may have seen a major peak in yield spreads this past Thanksgiving. The same may be true for long and intermediate prime municipals relative to high-grade taxable bonds. Interestingly, it was Thanksgiving when spreads peaked in 2008.

We are not saying that it still isn’t easy to get sidetracked today by looking back at the turmoil of 2008. In fact, memories of that time probably had something to do with the unusual valuations coming into Thanksgiving. We understand that there have been and are still some real problems to be solved in Europe. But, in our opinion, it has been and is still time to get serious and to invest. We do not think that fundamental investing based on clear thinking means avoiding the bonds of retailers with no outlets in Europe or tax-exempt municipal utility bonds serving US customers because Italy or Slovakia was downgraded. Actual fundamentals of investment-grade issuers and of entire sectors can come and go, but in our opinion, the effects of these changes can be and are now dwarfed by supply and demand/fear and greed.

Performance

From the October 3, 2011 inception through January 31, 2012, the STW Long Duration Investment-Grade Bond Fund’s return of 6.38% was 438 basis points greater than the 2.00% return of its benchmark, the Barclays Capital Long Government/Credit Bond Index. For the same period, the STW Broad Tax-Aware Value Bond Fund’s return of 6.98% was 277 basis points greater than the 4.21% return of its benchmark, which is composed of 75% Merrill Lynch Large Cap Municipal Securities Index and 25% Barclays Capital Long Government Bond Index.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

Portfolio Structure

The structure of both of the Funds is straightforward. Both are diversified and emphasize a long spread duration.1

STW Long Duration Investment-Grade Bond Fund: As of January 31, 2012, the Fund’s spread duration is about 6.4 years longer than that of its benchmark, the Barclays Capital Long Government/Credit Bond Index. We have incorporated our strong view that investment-grade credits are substantially undervalued. The Fund is 80% invested in credits. Further, we believe that long-term tax-exempt municipal bonds are attractive relative to high-grade credits and provide some additional diversification. They make up 16% of the Fund. The 3% in Treasuries is there to adjust duration.

STW Broad Tax-Aware Value Bond Fund: As of January 31, 2012, the Fund’s spread duration is 1.9 years longer than that of its benchmark, which is composed of 75% Merrill Lynch Large Cap Municipal Securities Index and 25% Barclays Capital Long Government Bond Index. We believe that long-term tax-exempt municipal bonds remain attractive on both a before- and after-tax basis relative to Treasuries and are competitive with high-grade credits. Tax-exempts have been and are in short supply. They make up 77% of the Fund. The taxable credits, 21% of the Fund, are there because we view them as attractive on their own and as a good diversifier.

Communication

We want to make sure that you know where you can easily find information on STW and the Funds.

—	Recent market commentary can be found on STW’s website at www.stw.com.

—

Information such as Fund performance, characteristics and top ten holdings can be found at the Funds’ website at www.stwfunds.com. Fund Fact Sheets, the Funds’ prospectus and forms can also be downloaded from this site.

—	Full Fund holdings can be found on the AIC Fund Holdings website at aicfundholdings.com by accessing the Advisors’ Inner Circle Funds II link.

Yours truly,

William H. Williams

STW Principal and Chief Investment Officer

[1]

STW Spread Duration is our estimate of a Fund’s sensitivity to movement in credit spreads. We have developed a measure that combines interest rate duration and ratings with a subjective adjustment factor assigned by the portfolio management team to estimate the spread volatility of a bond. As the Funds contain both tax-exempt and taxable bonds, the spread duration is adjusted by an additional factor to account for the potential diversification effects of combining these bonds.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

This material represents the manager’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-855-STW-FUND (1-855-789-3863) or visit us online at www.stwfunds.com.

Definition of Comparative Indices

The Barclays Capital Long Government/Credit Bond Index is a bond market index covering the US investment-grade fixed corporate and government bond market. The index consists of publicly issued corporate, US government and specified foreign debentures and secured notes. All securities must have at least ten years to maturity and be rated investment-grade by at least two of the following ratings agencies: Moody’s, S&P and Fitch, and be dollar-denominated, fixed rate and nonconvertible.

The Merrill Lynch Large Cap Municipal Securities Index tracks the performance of large capitalization, US dollar denominated, investment-grade tax-exempt debt publicly issued by US states and territories in the US domestic market. Qualifying securities must have at least one year to final maturity, a fixed coupon, a minimum amount outstanding of $50 million and an investment-grade rating (based on an average of Moody’s, S&P and Fitch). Qualifying securities must also be within five years of their original issue date.

The Barclays Capital Long Government Bond Index is a market-capitalization weighted index consisting of all public obligations of the US Treasury and US government agencies, including quasi-federal corporations, and corporate or foreign debt guaranteed by the US government. All securities must have a maturity of ten years or more and be fixed rate.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 76.0%

	Face Amount	Value
CONSUMER DISCRETIONARY — 4.4%
Johnson Controls
5.700%, 03/01/41	$191,000	$214,544
McGraw-Hill
6.550%, 11/15/37	525,000	565,477
Target
7.000%, 01/15/38	350,000	494,799
6.500%, 10/15/37	350,000	469,706
Time Warner Cable
7.300%, 07/01/38	14,000	17,649
5.875%, 11/15/40	260,000	291,916

		2,054,091

CONSUMER STAPLES — 5.9%
Altria Group
9.950%, 11/10/38	808,000	1,250,114
California Institute of Technology
4.700%, 11/01/11*	468,000	501,195
Kraft Foods
7.000%, 08/11/37	150,000	198,528
6.500%, 02/09/40	105,000	134,660
Massachusetts Institute of Technology
5.600%, 07/01/11*	220,000	295,563

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Philip Morris International
6.375%, 05/16/38	$307,000	$407,291

		2,787,351

ENERGY — 7.1%
BG Energy Capital
5.125%, 10/15/41 (A)	200,000	224,251
ConocoPhillips
6.500%, 02/01/39	262,000	367,340
Halliburton
7.450%, 09/15/39	180,000	260,115
6.700%, 09/15/38	1,000,000	1,322,258
TransCanada PipeLines
7.625%, 01/15/39	410,000	598,786
6.200%, 10/15/37	444,000	562,229

		3,334,979

FINANCIALS — 33.4%
Aflac
6.900%, 12/17/39	298,000	342,550
6.450%, 08/15/40	833,000	913,021
American Express
8.150%, 03/19/38	1,004,000	1,499,701
Bank of America
6.000%, 10/15/36	1,101,000	1,036,197
5.650%, 05/01/18	115,000	117,651
5.625%, 07/01/20	160,000	162,140
Capital One Bank USA
8.800%, 07/15/19	250,000	302,346
Citigroup
8.500%, 05/22/19	134,000	163,725
8.125%, 07/15/39	859,000	1,122,959
6.875%, 06/01/25	63,000	67,978
6.125%, 08/25/36	100,000	96,493
5.875%, 05/29/37	103,000	108,672
General Electric Capital MTN
6.875%, 01/10/39	961,000	1,192,845
6.750%, 03/15/32	126,000	150,883
6.150%, 08/07/37	157,000	177,939

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Bank USA
7.000%, 01/15/39	$1,200,000	$1,357,540
HSBC Holdings
6.800%, 06/01/38	150,000	168,349
6.500%, 09/15/37	200,000	212,712
JPMorgan Chase
5.600%, 07/15/41	1,205,000	1,275,330
Lloyds TSB Bank
6.375%, 01/21/21	781,000	835,458
MetLife
7.717%, 02/15/19	100,000	126,630
5.875%, 02/06/41	790,000	948,987
Prudential Financial MTN
6.625%, 06/21/40	156,000	179,815
6.200%, 11/15/40	795,000	883,536
Royal Bank of Scotland
6.125%, 01/11/21	640,000	687,834
Travelers MTN
6.250%, 06/15/37	200,000	257,654
Wachovia Bank MTN
6.600%, 01/15/38	1,000,000	1,188,496
5.850%, 02/01/37	151,000	164,197

		15,741,638

HEALTH CARE — 2.8%
UnitedHealth Group
6.875%, 02/15/38	266,000	363,834
6.625%, 11/15/37	196,000	261,718
6.500%, 06/15/37	53,000	70,004
5.800%, 03/15/36	72,000	87,372
5.700%, 10/15/40	103,000	124,506
WellPoint
6.375%, 06/15/37	311,000	396,428
5.950%, 12/15/34	31,000	36,831

		1,340,693

INDUSTRIALS — 3.5%
Canadian National Railway
6.375%, 11/15/37	65,000	88,652

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Caterpillar
8.250%, 12/15/38	$210,000	$336,196
Koninklijke Philips Electronics
6.875%, 03/11/38	505,000	656,368
Telefonica Emisiones SAU
5.877%, 07/15/19	530,000	543,557

		1,624,773

INFORMATION TECHNOLOGY — 4.2%
Hewlett-Packard
6.000%, 09/15/41	660,000	758,009
Nokia
6.625%, 05/15/39	752,000	753,317
Western Union
6.200%, 11/17/36	455,000	475,043

		1,986,369

MATERIALS — 7.8%
Alcoa
5.950%, 02/01/37	655,000	665,273
ArcelorMittal
7.000%, 10/15/39	142,000	142,326
6.750%, 03/01/41	633,000	618,005
Dow Chemical
9.400%, 05/15/39	533,000	829,076
International Paper
8.700%, 06/15/38	100,000	139,609
Rio Tinto Finance USA
5.200%, 11/02/40	765,000	896,215
Xstrata Finance Canada
6.000%, 11/15/41 (A)	370,000	396,343

		3,686,847

TELECOMMUNICATION SERVICES — 5.7%
AT&T
6.500%, 09/01/37	308,000	379,919
6.400%, 05/15/38	200,000	247,138
6.300%, 01/15/38	775,000	945,115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Verizon Communications
8.950%, 03/01/39	$65,000	$104,793
7.350%, 04/01/39	467,000	654,796
6.900%, 04/15/38	214,000	285,283
6.000%, 04/01/41	45,000	56,328

		2,673,372

UTILITIES — 1.2%
Georgia Power
5.950%, 02/01/39	135,000	175,284
Sempra Energy
6.000%, 10/15/39	300,000	373,038

		548,322

TOTAL CORPORATE OBLIGATIONS
(Cost $31,309,203)		35,778,435

MUNICIPAL BONDS — 18.0%
California Educational Facilities Authority, RB
5.250%, 04/01/40	540,000	772,524
California Educational Facilities Authority, Ser T-1, RB
5.000%, 03/15/39	25,000	34,291
California Educational Facilities Authority, Ser A, RB
5.000%, 10/01/39	95,000	104,709
City of Houston Texas Utility System Revenue, Ser D, RB
5.000%, 11/15/40	100,000	111,809
County of King Washington Sewer Revenue, RB
5.000%, 01/01/39	40,000	43,811
5.000%, 01/01/45	270,000	297,848
County of Santa Clara California, Ser A, GO
5.000%, 08/01/34	65,000	73,208
Dallas Area Rapid Transit, Ser Senior Lien, RB
5.250%, 12/01/43	30,000	33,242
Escondido Union High School District, Ser C, GO
6.355%, 08/01/41 (B)	2,000,000	401,240
6.255%, 08/01/51 (B)	11,600,000	1,268,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Foothill-De Anza Community College District, Ser C, GO
5.000%, 08/01/40	$130,000	$144,977
Imperial Irrigation District, Ser C, RB
5.000%, 11/01/41	115,000	123,589
Los Angeles Unified School District, GO
6.758%, 07/01/34	5,000	6,536
5.750%, 07/01/34	350,000	414,782
Massachusetts Development Finance Agency, RB
5.000%, 10/15/40	135,000	155,434
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.260%, 06/15/47 (B)	275,000	39,399
6.170%, 06/15/45 (B)	680,000	110,847
New Jersey Transportation Trust Fund Authority, Ser A, RB
5.500%, 06/15/41	480,000	550,747
New York City Municipal Water Finance Authority, RB
5.375%, 06/15/43	105,000	120,072
New York City Municipal Water Finance Authority, Ser GG, RB
5.000%, 06/15/43	295,000	326,851
New York State Dormitory Authority, Ser C, RB
5.000%, 03/15/41	845,000	948,834
Placentia-Yorba Linda Unified School District, Ser D, GO
6.334%, 08/01/42 (B)	55,000	11,013
Salt River Project Agricultural Improvement & Power District, Ser A, RB
5.000%, 01/01/39	485,000	534,029
San Bernardino Community College District, Ser B, GO
6.747%, 08/01/48 (B)	100,000	13,563
San Diego Community College District, GO
5.000%, 08/01/41	20,000	22,458
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/41	140,000	157,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Santa Barbara Secondary High School District, Ser A, GO
6.324%, 08/01/40 (B)	$165,000	$35,521
Santa Barbara Unified School District, Ser A, GO
6.362%, 08/01/41 (B)	70,000	14,780
Southwestern Community College District, Ser C, GO
6.874%, 08/01/46 (B)	465,000	71,271
State of California, GO
7.550%, 04/01/39	375,000	502,706
7.500%, 04/01/34	240,000	313,380
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
5.000%, 05/01/45	125,000	137,951
State of Washington, Ser B-1, GO
5.000%, 08/01/40	60,000	67,738
Turlock Irrigation District, Sub-Ser, RB
5.500%, 01/01/41	440,000	497,886

TOTAL MUNICIPAL BONDS
(Cost $7,241,434)		8,462,741

U.S. TREASURY OBLIGATION — 3.1%
U.S. Treasury Bond
2.669%, 02/15/41 (B)
(Cost $1,454,369)	3,579,000	1,445,132

CASH EQUIVALENT (C) — 1.0%
First American U.S. Treasury Money Market Fund, 0.000%
(Cost $458,216)	458,216	458,216

TOTAL INVESTMENTS — 98.1%
(Cost $40,463,222)		46,144,524
OTHER ASSETS AND LIABILITIES — 1.9%		914,268

NET ASSETS — 100.0%		$47,058,792

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2012 (Unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Rate shown is the 7-day effective yield as of January 31, 2012.

AGM	— Assured Guaranty Municipal

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

*	Maturity date is 2111

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
MUNICIPAL BONDS — 76.7%

	Face Amount	Value
ALABAMA — 0.3%
City of Birmingham Alabama, Ser B, NATL-RE, GO
5.000%, 10/01/15	$170,000	$192,579

ARIZONA — 2.1%
City of Mesa Arizona, NATL-RE FGIC, RB
5.000%, 07/01/23	95,000	118,513
Salt River Project Agricultural Improvement & Power District, Ser A, RB
5.000%, 01/01/39	1,000,000	1,101,090
Scottsdale Municipal Property, RB
5.000%, 07/01/30	100,000	122,847
5.000%, 07/01/34	250,000	307,087

		1,649,537

CALIFORNIA — 21.7%
California Educational Facilities Authority, RB
5.250%, 04/01/40	220,000	314,732
California Educational Facilities Authority, Ser A, RB
5.000%, 10/01/39	1,000,000	1,102,200
California Educational Facilities Authority, Ser T-1, RB
5.000%, 03/15/39	1,745,000	2,393,512

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Desert Sands Unified School District, AMBAC, GO
5.000%, 06/01/27	$100,000	$109,772
East Bay Municipal Utility District, Sub-Ser A, RB
5.000%, 06/01/36	235,000	270,915
East Side Union High School District, Ser B, NATL-RE, GO
5.250%, 02/01/24	20,000	23,327
Escondido Union High School District, Ser C, GO
6.355%, 08/01/41 (A)	2,000,000	401,240
6.255%, 08/01/51 (A)	13,900,000	1,519,548
6.152%, 08/01/46 (A)	1,500,000	224,640
Hacienda La Puente Unified School District, NATL-RE FGIC, GO
5.000%, 08/01/19	50,000	59,554
Hacienda La Puente Unified School District, Ser A, NATL-RE, GO
5.472%, 08/01/15 (A)	500,000	462,965
Imperial Community College District, NATL-RE FGIC, GO
5.000%, 08/01/26	50,000	55,201
Imperial Irrigation District, RB
5.125%, 11/01/38	400,000	427,096
Los Angeles Department of Water & Power, Sub-Ser A-1, AMBAC, RB
5.000%, 07/01/39	30,000	32,248
Los Angeles Department of Water & Power, Ser A, RB
5.000%, 07/01/39	75,000	82,001
Los Angeles Unified School District, Ser I, GO
5.000%, 07/01/19	60,000	74,592
Los Angeles Unified School District, Ser KRY, GO
5.000%, 07/01/22	390,000	476,830
Los Angeles Unified School District, GO
6.758%, 07/01/34	100,000	130,717
5.755%, 07/01/29	40,000	46,573
5.750%, 07/01/34	50,000	59,255
Merced Union High School District, Ser C, GO
6.085%, 08/01/34 (A)	1,000,000	293,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Metropolitan Water District of Southern California, Ser C, RB
5.000%, 07/01/35	$90,000	$101,887
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/20	345,000	442,021
Metropolitan Water District of Southern California, Ser A, FGIC, RB
5.750%, 07/01/21	215,000	265,821
Monrovia Unified School District, Ser B, NATL-RE FGIC, GO
5.652%, 08/01/24 (A)	65,000	37,934
Montebello Unified School District, NATL-RE FGIC, GO
4.897%, 08/01/26 (A)	145,000	71,257
Murrieta Valley Unified School District Public Financing Authority, Ser A, NATL-RE FGIC, GO
4.837%, 09/01/20 (A)	315,000	229,764
North Orange County Community College District, Ser B, NATL-RE FGIC, GO
5.832%, 08/01/28 (A)	200,000	96,748
Novato Unified School District, NATL-RE, GO
5.000%, 08/01/21	50,000	57,287
Placentia-Yorba Linda Unified School District, Ser B, NATL-RE FGIC, GO
5.950%, 08/01/27 (A)	90,000	43,937
Rialto Unified School District, Ser A, AGM, GO
5.745%, 08/01/29 (A)	300,000	123,426
San Diego Unified School District, Ser C, GO
6.050%, 07/01/45 (A)	1,525,000	269,010
6.049%, 07/01/38 (A)	890,000	231,097
6.049%, 07/01/42 (A)	3,445,000	714,769
6.031%, 07/01/43 (A)	1,290,000	253,769
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser D, RB
5.000%, 11/01/18	690,000	853,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
San Joaquin County Transportation Authority, Ser A, RB
6.000%, 03/01/36	$150,000	$180,123
5.000%, 03/01/20	65,000	79,334
5.000%, 03/01/21	180,000	221,105
4.000%, 03/01/19	140,000	160,506
Santa Barbara Unified School District, Ser C, AGM, GO
4.750%, 08/01/30	200,000	210,662
Saratoga Union School District, AGM, GO
5.861%, 09/01/28 (A)	80,000	38,620
Southwestern Community College District, Ser C, GO
6.397%, 08/01/46 (A)	660,000	101,158
State of California, GO
7.500%, 04/01/34	30,000	39,173
6.000%, 04/01/38	835,000	969,126
6.000%, 11/01/39	1,100,000	1,288,441
Tulare Union High School District, Ser A, NATL-RE, GO
5.283%, 08/01/20 (A)	55,000	40,281
University of California, Ser O, RB
5.250%, 05/15/39	1,000,000	1,125,370

		16,806,795

CONNECTICUT — 0.5%
Connecticut State Health & Educational Facility Authority, Ser A-2, RB
5.000%, 07/01/40	320,000	356,307

FLORIDA — 0.2%
Orange County Health Facilities Authority, RB
6.000%, 12/01/12	100,000	104,815
Tampa Bay Water, NATL-RE FGIC, RB
5.250%, 10/01/19	25,000	31,439

		136,254

GEORGIA — 2.1%
County of DeKalb Georgia, Ser B, RB
5.250%, 10/01/26	80,000	103,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
GEORGIA — continued
Georgia State Road & Tollway Authority, Ser B, RB
5.000%, 10/01/21	$75,000	$97,301
Georgia State Road & Tollway Authority, NATL-RE, RB
5.000%, 06/01/14	135,000	148,892
Metropolitan Atlanta Rapid Transit Authority, Ser A, NATL-RE FGIC, RB
5.250%, 07/01/29	420,000	544,123
State of Georgia, Ser I, GO
5.000%, 07/01/20	575,000	738,806

		1,632,562

ILLINOIS — 2.8%
City of Chicago Illinois, NATL-RE FGIC, GO
5.891%, 01/01/30 (A)	125,000	53,529
5.250%, 01/01/20	135,000	157,710
City of Chicago Illinois Wastewater Transmission Revenue, Ser B, NATL-RE FGIC, RB
5.000%, 01/01/17	125,000	141,910
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, RB
6.204%, 12/15/17 (A)	770,000	663,432
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.218%, 06/15/46 (A)	1,445,000	222,342
5.000%, 06/15/50	330,000	339,415
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE FGIC, RB
4.787%, 06/15/20 (A)	80,000	60,860
4.506%, 06/15/16 (A)	25,000	22,653
Metropolitan Water Reclamation District of Greater Chicago, Ser C, GO
5.250%, 12/01/32	390,000	510,171

		2,172,022

INDIANA — 1.2%
Indiana Finance Authority, Ser A, RB
5.000%, 02/01/16	200,000	233,374
5.000%, 12/01/19	225,000	281,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
INDIANA — continued
Indianapolis Local Public Improvement Bond Bank, Ser F, AGM, RB
5.000%, 01/01/40	$365,000	$398,343

		913,462

LOUISIANA — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
5.000%, 05/01/45	375,000	413,854

MASSACHUSETTS — 2.1%
Commonwealth of Massachusetts, Ser B, NATL-RE, GO
5.250%, 08/01/22	155,000	204,216
Commonwealth of Massachusetts, Ser B, AGM, GO
5.250%, 09/01/23	45,000	59,944
5.250%, 09/01/24	250,000	334,615
Massachusetts Bay Transportation Authority, Ser A, RB
5.250%, 07/01/30	610,000	816,408
5.250%, 07/01/31	45,000	60,534
Massachusetts Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/32	115,000	165,737

		1,641,454

MICHIGAN — 0.1%
City of Taylor Michigan, NATL-RE, GO
5.000%, 09/01/16	75,000	83,853

MINNESOTA — 2.2%
State of Minnesota, Ser E, GO
5.000%, 08/01/20	795,000	1,018,983
University of Minnesota, Ser A, RB
5.000%, 12/01/18	290,000	363,448
5.000%, 12/01/19	255,000	323,613

		1,706,044

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
MISSOURI — 9.8%
Aurora Reorganized School District No. 8, GO
4.000%, 03/01/20	$250,000	$263,615
City of Columbia Missouri, Ser B, AMBAC, RB
5.000%, 02/01/15	70,000	78,476
City of Columbia Missouri, Ser A, AGM, RB
5.250%, 10/01/16	70,000	81,247
City of Kansas City Missouri, Ser A, GO
3.500%, 02/01/15	50,000	54,368
City of O’Fallon Missouri, XLCA , GO
5.000%, 03/01/16	115,000	132,099
City of Springfield Missouri, NATL-RE FGIC, RB
5.000%, 08/01/18	250,000	291,507
4.750%, 08/01/25	710,000	779,083
City of Springfield Missouri, Ser A, NATL-RE,
4.000%, 12/01/15	250,000	272,120
City of Saint Charles Missouri, GO
4.050%, 03/01/15	10,000	11,081
3.950%, 03/01/16	200,000	219,772
Columbia School District, GO
4.000%, 03/01/20	435,000	516,906
County of Cass Missouri, GO
4.000%, 09/01/22	350,000	409,336
County of Jackson Missouri, AMBAC, RB
5.000%, 12/01/17	245,000	281,008
Kansas City Metropolitan Community Colleges Building, Ser Junior College, NATL-RE FGIC, RB
4.250%, 07/01/16	250,000	282,587
Missouri Highway & Transportation Commission, Ser A, RB
5.000%, 05/01/16	250,000	295,545
Missouri Highway & Transportation Commission, RB
5.000%, 05/01/17	230,000	279,353
Missouri Highway & Transportation Commission, Ser Senior Lien, RB
5.000%, 02/01/14	225,000	245,905
5.000%, 02/01/19	250,000	314,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
MISSOURI — continued
Missouri State Board of Public Buildings, Ser A, RB
5.000%, 10/01/16	$135,000	$160,954
Missouri State Environmental Improvement & Energy Resources Authority, Ser B, RB
4.000%, 01/01/16	160,000	180,230
North Kansas City School District No. 74, GO
4.500%, 03/01/16	60,000	69,154
Ritenour Consolidated School District, Ser A, GO
5.000%, 03/01/18	75,000	93,043
Saint Louis Board of Education, Ser A, NATL-RE, GO
5.000%, 04/01/15	100,000	113,578
5.000%, 04/01/18	875,000	1,005,690
Saint Louis County Reorganized School District No. R-6, Ser B, GO
4.000%, 02/01/19	250,000	290,657
Saint Louis School District, GO
5.000%, 04/01/19	710,000	851,112
Webster Groves School District, AGM, GO
4.250%, 03/01/14	60,000	64,802

		7,637,901

NEBRASKA — 0.2%
City of Omaha Nebraska, GO
5.250%, 04/01/14	170,000	187,379

NEW JERSEY — 5.2%
Garden State Preservation Trust, Ser A, AGM, RB
5.750%, 11/01/28	1,635,000	2,182,611
New Jersey Transportation Trust Fund Authority, Ser B, NATL-RE, RB
5.500%, 12/15/15	100,000	116,613
New Jersey Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/23	65,000	79,749
New Jersey Transportation Trust Fund Authority, Ser B, AMBAC, RB
5.250%, 12/15/22	100,000	124,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value

NEW JERSEY — continued
New Jersey Transportation Trust Fund Authority, Ser A, RB
5.750%, 06/15/20	$550,000	$665,506
New Jersey Transportation Trust Fund Authority, Ser A, AGM, RB
5.500%, 12/15/22	685,000	870,793

		4,039,615

NEW MEXICO — 1.0%
New Mexico Finance Authority, RB
5.000%, 06/15/20	600,000	760,158

NEW YORK — 7.8%
Metropolitan Transportation Authority, Sub-Ser B-1, RB
5.000%, 11/15/21	610,000	760,816
New York City Municipal Water Finance Authority, Ser BB, RB
5.000%, 06/15/27	465,000	543,836
New York City Municipal Water Finance Authority, Ser GG-1, RB
5.000%, 06/15/39	1,520,000	1,670,070
New York City Transitional Finance Authority, RB
5.000%, 02/01/21	315,000	397,810
New York City Transitional Finance Authority, Sub-Ser E, RB
4.500%, 11/01/19	970,000	1,174,321
New York State Dormitory Authority, Ser A, NATL-RE FGIC, RB
5.500%, 05/15/23	50,000	65,235
New York State Dormitory Authority, Ser C, RB
5.000%, 03/15/41	845,000	948,834
New York State Environmental Facilities, Ser B, RB
5.000%, 06/15/17	200,000	241,704
Triborough Bridge & Tunnel Authority, Ser B, RB
5.000%, 01/01/20	50,000	62,720
Triborough Bridge & Tunnel Authority, Ser A, RB
4.750%, 01/01/14	200,000	211,368

		6,076,714

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value

NORTH CAROLINA — 1.7%
City of Raleigh North Carolina Combined Enterprise System Revenue, RB
5.000%, 03/01/20	$70,000	$89,036
5.000%, 03/01/21	50,000	64,294
County of Wake North Carolina, Ser C, GO
5.000%, 03/01/24	875,000	1,169,963

		1,323,293

OHIO — 1.5%
Cincinnati City School District, NATL-RE FGIC, GO
5.250%, 12/01/21	340,000	433,272
Northeast Regional Sewer District, RB
5.000%, 11/15/15	200,000	231,798
Ohio State University, Ser D, RB
5.000%, 12/01/21	140,000	175,869
5.000%, 12/01/30	115,000	146,180
5.000%, 12/01/31	125,000	157,846

		1,144,965

SOUTH CAROLINA — 0.6%
City of Charleston South Carolina, RB
5.000%, 01/01/41	75,000	85,712
3.250%, 01/01/20	100,000	113,496
Greenville County School District, RB
5.000%, 12/01/14	230,000	256,457

		455,665

TENNESSEE — 0.5%
City of Johnson City Tennessee, GO
4.500%, 06/01/21	250,000	291,575
County of Lincoln Tennessee, NATL-RE FGIC, GO
5.250%, 04/01/18	25,000	30,305
County of Putnam Tennessee, NATL-RE FGIC, GO
5.250%, 04/01/17	30,000	36,186

		358,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value

TEXAS — 11.8%
Azle Independent School District, GO
5.000%, 02/15/22	$120,000	$133,796
City of Houston Texas Utility System Revenue, Ser A, AGM, RB
5.453%, 12/01/27 (A)	75,000	47,468
City of Houston Texas Utility System Revenue, AGM, RB
5.000%, 11/15/16	20,000	23,926
Conroe Independent School District, GO
5.000%, 02/15/20	235,000	293,437
County of Harris Texas, RB
5.000%, 08/15/40	330,000	362,089
County of Harris Texas, Ser B, GO
5.000%, 10/01/18	100,000	124,362
Cypress-Fairbanks Independent School District, Ser A, GO
5.000%, 02/15/26	80,000	87,836
Dallas Area Rapid Transit, Ser Senior Lien, AMBAC, RB
5.250%, 12/01/30	210,000	277,958
Dallas Area Rapid Transit, Ser Senior Lien, RB
5.250%, 12/01/48	800,000	879,544
Fort Bend Independent School District, GO
4.750%, 08/15/34	100,000	111,227
Frisco Independent School District, GO
5.000%, 08/15/41	370,000	417,882
Frisco Independent School District, Ser A, GO
5.000%, 08/15/26	125,000	147,791
Harris County Flood Control District, Ser A, RB
5.000%, 10/01/24	45,000	55,019
Lower Colorado River Authority, RB
5.000%, 05/15/22	460,000	550,694
5.000%, 05/15/41	2,000,000	2,155,400
North East Independent School District, GO
5.250%, 02/01/27	100,000	132,727
North Texas Tollway Authority, Ser A, RB
6.100%, 01/01/28	5,000	5,869
6.000%, 01/01/28	845,000	986,740

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value

TEXAS — continued
Permanent University Fund, Ser B, RB
5.250%, 07/01/28	$480,000	$643,723
State of Texas, GO
4.750%, 04/01/37	765,000	829,512
University of Texas System, Ser B, RB
5.000%, 08/15/22	705,000	923,212

		9,190,212

WASHINGTON — 0.8%
County of King Washington Sewer Revenue, RB
5.000%, 01/01/39	290,000	317,628
Snohomish County School District No. 15 Edmonds, GO
4.000%, 12/01/16	250,000	286,280

		603,908

TOTAL MUNICIPAL BONDS
(Cost $53,213,702)		59,482,599

CORPORATE OBLIGATIONS — 20.2%

CONSUMER DISCRETIONARY — 1.5%
Time Warner Cable
5.875%, 11/15/40	1,030,000	1,156,435

ENERGY — 0.2%
TransCanada PipeLines
6.200%, 10/15/37	100,000	126,628

FINANCIALS — 17.1%
Aflac
6.450%, 08/15/40	1,230,000	1,348,159
American Express
8.150%, 03/19/38	115,000	171,778
8.125%, 05/20/19	120,000	157,962
7.000%, 03/19/18	140,000	171,910
Bank of America
6.000%, 10/15/36	1,250,000	1,176,427

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATION — continued
	Face Amount	Value

FINANCIALS — continued
Citigroup
8.500%, 05/22/19	$50,000	$61,091
8.125%, 07/15/39	1,560,000	2,039,366
6.875%, 06/01/25	8,000	8,632
6.125%, 05/15/18	300,000	329,653
5.875%, 05/29/37	90,000	94,956
General Electric Capital MTN
6.875%, 01/10/39	1,620,000	2,010,831
6.150%, 08/07/37	100,000	113,337
5.400%, 02/15/17	309,000	350,022
HSBC Bank USA
7.000%, 01/15/39	400,000	452,513
HSBC Holdings
6.500%, 09/15/37	200,000	212,712
JPMorgan Chase
6.000%, 01/15/18	265,000	300,439
5.500%, 10/15/40	1,480,000	1,566,287
MetLife
7.717%, 02/15/19	356,000	450,804
Prudential Financial MTN
6.200%, 11/15/40	468,000	520,119
Royal Bank of Scotland
5.625%, 08/24/20	800,000	824,666
Wachovia Bank MTN
6.600%, 01/15/38	750,000	891,372

		13,253,036

HEALTH CARE — 0.3%
UnitedHealth Group
6.875%, 02/15/38	40,000	54,712
6.625%, 11/15/37	60,000	80,117
WellPoint
5.950%, 12/15/34	108,000	128,314

		263,143

MATERIALS — 0.6%
Dow Chemical
5.700%, 05/15/18	190,000	222,599

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

MATERIALS — continued
Rio Tinto Finance USA
6.500%, 07/15/18	$200,000	$251,983

		474,582

TELECOMMUNICATION SERVICES — 0.5%
AT&T
6.300%, 01/15/38	215,000	262,193
Verizon Communications
7.350%, 04/01/39	116,000	162,648

		424,841

TOTAL CORPORATE OBLIGATIONS
(Cost $14,296,568)		15,698,665

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bond
3.125%, 11/15/41
(Cost $723,418)	700,000	725,594

ASSET BACKED SECURITY — 0.3%
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7
0.606%, 12/17/18 (B)
(Cost $204,544)	250,000	247,520

CASH EQUIVALENT (C) — 0.4%
First American U.S. Treasury Money Market Fund, 0.000%
(Cost $260,536)	260,536	260,536

TOTAL INVESTMENTS — 98.5%
(Cost $68,698,768)		76,414,914
OTHER ASSETS AND LIABILITIES — 1.5%		1,168,647

TOTAL NET ASSETS — 100.0%		$77,583,561

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2012 (Unaudited)

(A)  Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)  Floating rate security. Rate disclosed is the rate in effect on January 31, 2012.

(C)  Rate shown is the 7-day effective yield as of January 31, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Federal Guaranty Insurance Company

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund

Assets:
Investments, at value (Cost $40,463,222 and $68,698,768, respectively)	$46,144,524	$76,414,914
Receivable for capital shares sold	390,000	400,000
Receivable for dividends and interest	527,153	789,269
Receivable due from Adviser	20,358	21,562
Deferred offering costs	27,957	27,957
Prepaid expenses	547	547

Total Assets	47,110,539	77,654,249

Liabilities:
Payable due to Adviser	12,652	20,968
Payable due to Administrator	9,740	9,740
Chief Compliance Officer fees payable	1,510	2,444
Payable due to Trustees	962	2,314
Other accrued expenses	26,883	35,222

Total Liabilities	51,747	70,688

Net Assets	$47,058,792	$77,583,561

NET ASSETS CONSIST OF:
Paid-in capital	$41,273,289	$69,858,294
Undistributed net investment income	6,028	11,738
Accumulated net realized gain/(loss)	98,173	(2,617)
Net unrealized appreciation on investments	5,681,302	7,716,146

Net Assets	$47,058,792	$77,583,561

INSTITUTIONAL CLASS SHARES:
Shares issued and outstanding (unlimited authorization — no par value)	4,548,754	7,339,422
Net Asset Value, Offering and redemption price per share	$ 10.35	$ 10.57

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
FOR THE PERIOD ENDED*
JANUARY 31, 2012 (Unaudited)

STATEMENTS OF OPERATIONS
	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund

Investment Income
Interest	$776,968	$995,260

Total Investment Income	776,968	995,260

Expenses
Investment advisory fees	48,077	77,735
Administration fees	37,782	37,782
Trustees’ fees	2,877	4,316
Chief Compliance Officer fees	1,510	2,444
Professional fees	15,210	19,742
Offering costs	12,820	12,820
Transfer agent fees	12,223	13,625
Printing fees	2,940	4,612
Custodian fees	1,789	1,971
Registration fees	1,742	2,784
Insurance and other expenses	6,355	8,626

Total Expenses	143,325	186,457

Less: Advisory fees waived	(48,077)	(77,735)
Reimbursement from Adviser	(28,232)	(380)
Fees paid indirectly (see Note 4)	—	(1)

Net Expenses	67,016	108,341

Net Investment Income	709,952	886,919

Net Realized Gain (Loss) on Investments	628,680	(1,180)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,618,061	4,108,816

Net Realized and Unrealized Gain on Investments	2,246,741	4,107,636

Net Increase in Net Assets Resulting from Operations	$2,956,693	$4,994,555

* Commenced operations on October 3, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended January 31, 2012(1) (Unaudited)
Operations:
Net investment income	$709,952
Net realized gain on investments	628,680
Net change in unrealized appreciation (depreciation) on investments	1,618,061

Net Increase in Net Assets Resulting from Operations	2,956,693

Dividends and Distributions from:
Net investment income	(703,924)
Net realized gain	(530,507)

Total Dividends and Distributions	(1,234,431)

Capital Share Transactions(2):
Issued	11,385,885
Reinvestment of distributions	829,830
Issued in connection with in-kind transfer(3)	35,285,750
Redeemed	(2,164,935)

Net Increase in Net Assets from Capital Share Transactions	45,336,530

Total Increase in Net Assets	47,058,792

Net Assets:
Beginning of period	—

End of period (including undistributed net investment income $6,028)	$47,058,792

(1)	Commenced operations on October 3, 2011.
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	See Note 10 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended January 31, 2012(1) (Unaudited)
Operations:
Net investment income	$886,919
Net realized loss on investments	(1,180)
Net change in unrealized appreciation (depreciation) on investments	4,108,816

Net Increase in Net Assets Resulting from Operations	4,994,555

Dividends and Distributions from:
Net investment income	(875,181)
Net realized gain	(1,437)

Total Dividends and Distributions	(876,618)

Capital Share Transactions(2):
Issued	8,449,487
Reinvestment of distributions	423,008
Issued in connection with in-kind transfer(3)	65,944,876
Redeemed	(1,351,747)

Net Increase in Net Assets from Capital Share Transactions	73,465,624

Total Increase in Net Assets	77,583,561

Net Assets:
Beginning of period	—

End of period (including undistributed net investment income $11,738)	$727,583,561

(1)	Commenced operations on October 3, 2011.
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	See Note 10 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended January 31, 2012(1) (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income(2)	0.16
Net realized and unrealized gain on investments	0.47

Total from operations	0.63
Dividends and distributions from:
Net investment income	(0.16)
Net realized gains	(0.12)

Total dividends and distributions	(0.28)

Net asset value, end of period	$10.35

Total Return†	6.38%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$47,059
Ratio of expenses to average net assets (including waivers, reimbursements, excluding fees paid indirectly)	0.46	%*
Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly)	0.98	%*
Ratio of net investment income to average net assets	4.87	%*
Portfolio turnover rate	43	%**

†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on October 3, 2011.
(2)	Per share net investment gain calculated using average shares.
*	Annualized.
**	Not Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended January 31, 2012(1) (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income(2)	0.12
Net realized and unrealized gain on investments	0.57

Total from operations	0.69
Dividends and distributions from:
Net investment income	(0.12)
Net realized gains	—	(3)

Total dividends and distributions	(0.12)

Net asset value, end of period	$10.57

Total Return†	6.98%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$77,584
Ratio of expenses to average net assets (including waivers, reimbursements, excluding fees paid indirectly)	0.46	%*
Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly)	0.79	%*
Ratio of net investment income to average net assets	3.74	%*
Portfolio turnover rate	25	%**

†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on October 3, 2011.
(2)	Per share net investment gain calculated using average shares.
(3)	Amount represents less than $0.01 per share.
*	Annualized.
**	Not Annualized.

Amounts designated as “—” are either $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

Notes to Financial Statements

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-three funds. The financial statements herein are those of the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund (collectively, the “Funds”). The Funds are diversified. The STW Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays Capital Long Government/Credit Bond Index. The STW Broad Tax-Aware Value Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Capital Long Government Bond Index (25%), on an after-tax basis. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds currently offer Institutional Shares, which commenced operations on October 3, 2011.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2012, there were no fair valued securities held by the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2012:

STW Long Duration Investment-Grade Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$35,778,435	$—	$35,778,435
Municipal Bonds	—	8,462,741	—	8,462,741
U.S. Treasury Obligation	—	1,445,132	—	1,445,132
Cash Equivalent	458,216	—	—	458,216

Total Investments in Securities	$458,216	$45,686,308	$—	$46,144,524

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

STW Broad Tax-Aware Value Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,482,599	$—	$59,482,599
Corporate Obligations	—	15,698,665	—	15,698,665
U.S. Treasury Obligation	—	725,594	—	725,594
Asset Backed Security	—	247,520	—	247,520
Cash Equivalent	260,536	—	—	260,536

Total Investments in Securities	$260,536	$76,154,378	$—	$76,414,914

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the period ended January 31, 2012, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities, nor have there been any transfers between Level 2 and Level 3 assets and liabilities.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of January 31, 2012, the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund had deferred offering costs of $27,957 and $27,957 left to be amortized, respectively.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets;

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

0.08% on the next $500 million of the Funds’ average daily net assets; and

0.06% on the Funds’ average daily net assets over $1 billion.

The Funds are subject to a minimum annual administration fee of $115,000. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended January 31, 2012, the STW Long Duration Investment-Grade Bond Fund earned credits of $0, and the STW Broad Tax-Aware Value Bond Fund earned credits of $1, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

STW Fixed Income Management LLC (the “Adviser”) serves as the investment adviser to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively, “excluded expenses”) from exceeding 0.46% of the Fund’s Institutional shares’ average daily net assets until November 29, 2014. The Adviser may elect to extend this reduction in fees on an annual basis. If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the total annual Fund operating expenses (not including excluded expenses) of a Fund and its expense cap to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. At January 31, 2012 the remaining amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund was $48,077 and $77,735, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

6. Investment Transactions:

For the period ended January 31, 2012, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

	Purchases	Sales
STW Long Duration Investment-Grade Bond Fund	$13,569,013	$5,524,979
STW Broad Tax-Aware Value Bond Fund	18,597,898	11,761,960

For the period ended January 31, 2012, the purchases and sales of long-term U.S. Government securities were:

	Purchases	Sales
STW Long Duration Investment-Grade Bond Fund	$14,122,856	$13,404,185
STW Broad Tax-Aware Value Bond Fund	7,536,160	6,630,933

7. Share Transactions:

STW Long Duration Investment-Grade Bond Fund	October 3, 2011* to January 31, 2012

Share Transactions:

Issued	1,137,702
Reinvestment of Distributions	83,652
Issued in connection with in-kind transfer	3,544,018
Redeemed	(216,618)

Net Institutional Class Shares Capital Share Transactions	4,548,754

STW Broad Tax-Aware Value Bond Fund	October 3, 2011* to January 31, 2012

Share Transactions:

Issued	835,091
Reinvestment of Distributions	41,701
Issued in connection with in-kind transfer	6,594,488
Redeemed	(131,858)

Net Institutional Class Shares Capital Share Transactions	7,339,422

* Date of commencement of operations.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2012 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
STW Long Duration
Investment-Grade Bond Fund	$40,463,222	$5,828,345	$(147,043)	$5,681,302

STW Broad
Tax-Aware Value Bond Fund	68,694,238	7,722,756	(2,080)	7,720,676

9. Other:

At January 31, 2012, 96% of the total shares outstanding of the STW Long Duration Investment-Grade Bond Fund Shares were held by six shareholders and 56% of the total shares outstanding of the STW Broad Tax-Aware Value Bond Fund were held by two shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

10. In-Kind Transfer:

On October 3, 2011, the Funds commenced operations as a result of a contribution in-kind of investment securities from separately managed accounts managed by the Adviser. As a result of the transfer, securities were transferred in-kind on a tax-free basis on the following dates:

	Shares Issued	Value	Unrealized Appreciation	Date
STW Long Duration
Investment-Grade	3,029,263	$30,292,630	$3,551,410	October 3,2011
Bond Fund	514,755	4,993,120	511,831	October 11,2011

STW Broad
Tax-Aware Value
Bond Fund	6,594,488	65,944,876	3,607,330	October 3,2011

11. Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

— Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

— Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes —NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/3/11 (Commencement of Operations)	Ending Account Value 01/31/12	Annualized Expense Ratios	Expenses Paid During Period
STW Long Duration Investment-Grade Bond Fund
Actual Fund Return	$1,000.00	$1,063.80	0.46%	$1.56	*
Hypothetical 5% Return	1,000.00	1,022.82	0.46	2.34	**
STW Broad Tax-Aware Value Bond Fund
Actual Fund Return	$1,000.00	$1,069.80	0.46%	$1.56	*
Hypothetical 5% Return	1,000.00	1,022.82	0.46	2.34	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since the commencement of operations).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

Approval of Investment Advisory Agreement

Board Considerations in Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its March 24, 2011 special meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the STW Broad Tax-Aware Value Bond Fund, the STW Core Investment-Grade Bond Fund, the STW Long Duration Investment-Grade Bond Fund and the STW Short Duration Investment-Grade Bond Fund (each a “Fund” and collectively the “Funds”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its personnel, ownership, including the dispersion of ownership among employees, clients, investment strategies, approach to risk management and compliance, and trading and execution. Additionally, the representatives provided an overview of the Funds and discussed the Adviser’s investment process, noting the investment strategy’s risk relative to the benchmark index. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other infor-

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

mation that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Investment Performance of the Adviser

The Board then reviewed the performance of certain composites of accounts managed by the Adviser that had investment objectives, policies and strategies substantially similar to each Fund. The Board, using written materials provided prior to and at the meeting, considered the performance of each composite to its respective benchmark index for various trailing periods.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fees payable by the Funds to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Funds to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s expected total fees and expenses, after waivers, were

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2012 (Unaudited)

within the range of average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement. The Board noted that although the investment advisory agreement does not currently provide for breakpoints, the Board could re-assess the need for break-points in the future as the Funds grow. Because it was not possible to determine the profitability that the Adviser might achieve with respect to each Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

STW Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-STW-FUND (1-855-789-3863)

Adviser:

STW Fixed Income Management LLC

6185 Carpinteria Avenue

Carpinteria, California 93013

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

STW-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

By (Signature and Title)	/s./Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2012